Fair Value Measurements and Derivative Instruments (Offsetting of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Offsetting of Financial Assets under Master Netting Agreements [Abstract]
Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet	$ 39,994	$ 65,297
Gross Amount of Eligible Offsetting Recognized Derivative Liabilities	(39,994)	(60,303)
Cash Collateral Received	0	0
Net Amount of Derivative Assets	0	4,994
Offsetting of Financial Liabilities under Master Netting Agreements [Abstract]
Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet	(257,728)	(201,812)
Gross Amount of Eligible Offsetting Recognized Derivative Assets	39,994	60,303
Cash Collateral Pledged	0	0
Net Amount of Derivative Liabilities	$ (217,734)	$ (141,509)